Shareholders’ Equity (Details) - shares	Sep. 30, 2018	Jun. 22, 2018	Sep. 30, 2017	Sep. 30, 2016
Class of Stock
Total ordinary and Deferred shares (shares)	129,074,156		29,962,741	13,921,543
Series A preferred shares
Class of Stock
Total ordinary and Deferred shares (shares)	0		24,490,705	8,994,351
Class B ordinary shares
Class of Stock
Total ordinary and Deferred shares (shares)	0		3,375,196	3,375,196
Class C ordinary shares
Class of Stock
Total ordinary and Deferred shares (shares)	0		2,096,840	1,551,996
Ordinary shares
Class of Stock
Total ordinary and Deferred shares (shares)	40,146,182
Deferred Shares
Class of Stock
Total ordinary and Deferred shares (shares)	34,425	34,425
Deferred B shares
Class of Stock
Total ordinary and Deferred shares (shares)	88,893,548	88,893,548
Deferred C Shares
Class of Stock
Total ordinary and Deferred shares (shares)	1